AMORTIZATION AND DEPRECIATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Depreciation	$ 12,295	$ 11,491
Depreciation of right-of-use assets	9,848	8,786
Amortization of intangibles	19,317	11,312
Amortization of debenture transaction costs	2,054	1,302
Total amortization and depreciation	$ 43,514	$ 32,891